Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ (437)	¥ (104)
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(307)	(24)
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	97	(95)
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(119)	20
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(116)	1
Other Contract [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 8	¥ (6)

[1]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six months ended September 30, 2024 and 2025, net gains (losses) for these non-trading derivatives were not significant.